Investment Portfolioas of January 31, 2023 (Unaudited)
DWS ESG Global Bond Fund
		Principal Amount ($) (a)	Value ($)

Bonds 97.4%
Australia 2.6%
Government of Australia, REG S, 2.25%, 5/21/2028	AUD	1,275,000	854,397
Macquarie Group Ltd., 144A, 6.207%, 11/22/2024		240,000	244,684
Optus Finance Pty Ltd., REG S, 1.0%, 6/20/2029	EUR	325,000	294,566
(Cost $1,534,059)			1,393,647
British Virgin Islands 0.3%
TSMC Global Ltd., 144A, 2.25%, 4/23/2031 (Cost $199,662)		200,000	168,148
Canada 6.9%
Canadian Government Bond:
0.5%, 9/1/2025	CAD	2,000,000	1,392,146
2.25%, 12/1/2029	CAD	975,000	704,121
Canadian National Railway Co., 4.4%, 8/5/2052		100,000	95,006
Canadian Pacific Railway Co.:
3.0%, 12/2/2041		20,000	15,875
3.1%, 12/2/2051		20,000	14,746
Ford Credit Canada Co., 4.46%, 11/13/2024	CAD	300,000	219,157
Manulife Financial Corp., 3.703%, 3/16/2032		295,000	272,806
Open Text Corp., 144A, 6.9%, 12/1/2027		60,000	61,425
Rogers Communications, Inc., 144A, 3.8%, 3/15/2032		95,000	85,512
Royal Bank of Canada, 5.0%, 2/1/2033		250,000	253,778
Toronto-Dominion Bank, 5.156%, 1/10/2028		516,000	526,497
(Cost $3,760,572)			3,641,069
Chile 0.9%
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025		200,000	191,089
Chile Government International Bond, 2.55%, 1/27/2032 (b)		350,000	295,990
(Cost $553,552)			487,079
France 1.6%
Government of France, REG S, 144A, 1.5%, 5/25/2050	EUR	850,000	664,345
Societe Generale SA, 144A, 9.375%, Perpetual (c)		150,000	161,063
(Cost $1,292,393)			825,408
Germany 12.7%
Bundesrepublik Deutschland Bundesanleihe:
REG S, 0.0%, 11/15/2028	EUR	1,761,482	1,685,495
REG S, 0.0%, 8/15/2031	EUR	1,375,000	1,240,788
REG S, 0.0%, 2/15/2032	EUR	1,444,297	1,286,508
REG S, 0.0%, 8/15/2052	EUR	105,257	60,962
REG S, 0.25%, 2/15/2029	EUR	550,000	531,980
REG S, 1.25%, 8/15/2048	EUR	295,000	261,389

Kreditanstalt Fuer Wiederaufbau:
0.625%, 1/22/2026		1,000,000	906,970
1.25%, 1/31/2025		750,000	706,770
(Cost $8,016,198)			6,680,862
India 0.4%
REC Ltd., 144A, 4.75%, 5/19/2023 (Cost $199,392)		200,000	199,514
Ireland 0.3%
AerCap Ireland Capital DAC, 1.75%, 1/30/2026 (Cost $146,345)		150,000	134,827
Italy 3.9%
Italy Buoni Poliennali Del Tesoro:
REG S, 0.5%, 2/1/2026	EUR	250,000	249,920
REG S, 0.9%, 4/1/2031	EUR	400,000	343,889
REG S, 144A, 1.85%, 7/1/2025	EUR	350,000	368,403
Republic of Italy:
1.25%, 2/17/2026		350,000	308,402
2.375%, 10/17/2024		435,000	411,894
2.875%, 10/17/2029		435,000	370,761
(Cost $2,444,808)			2,053,269
Japan 4.1%
Honda Motor Co., Ltd., 2.967%, 3/10/2032		382,000	340,234
Japan Government Ten Year Bond, 0.1%, 6/20/2030	JPY	35,000,000	261,898
Japan Government Thirty Year Bond, 0.4%, 6/20/2049	JPY	122,000,000	701,042
Japan Government Twenty Year Bond, 0.4%, 6/20/2040	JPY	100,000,000	662,705
Mizuho Financial Group, Inc., 1.234%, 5/22/2027		215,000	189,027
(Cost $3,022,674)			2,154,906
Luxembourg 2.3%
European Investment Bank, 2.75%, 8/15/2025 (Cost $1,093,568)		1,250,000	1,211,938
Mexico 0.3%
United Mexican States, 3.5%, 2/12/2034 (Cost $198,912)		200,000	168,072
Netherlands 2.2%
ABN AMRO Bank NV, 144A, 2.47%, 12/13/2029		200,000	168,875
Enel Finance International NV, 144A, 5.0%, 6/15/2032		280,000	266,801
ING Groep NV, 3-month USD-LIBOR + 1.0%, 5.754% (d), 10/2/2023		200,000	200,618
NXP BV:
2.5%, 5/11/2031		150,000	123,209
2.65%, 2/15/2032		35,000	28,691
3.125%, 2/15/2042		60,000	43,133
Telefonica Europe BV, REG S, 3.875%, Perpetual (c)	EUR	300,000	304,217
(Cost $1,269,764)			1,135,544
Portugal 0.9%
Republic of Portugal, 144A, 5.125%, 10/15/2024 (Cost $474,078)		460,000	461,753
Spain 3.0%
Banco Santander SA, 5.294%, 8/18/2027		400,000	401,601
Spain Government Bond:
REG S, 144A, 0.6%, 10/31/2029	EUR	1,000,000	930,844
REG S, 144A, 1.25%, 10/31/2030	EUR	250,000	238,134
(Cost $1,870,538)			1,570,579

Switzerland 0.5%
Credit Suisse Group AG, 144A, 9.016%, 11/15/2033 (Cost $250,000)		250,000	280,793
United Arab Emirates 0.8%
DP World Ltd., 144A, 2.375%, 9/25/2026 (Cost $462,508)	EUR	400,000	412,860
United Kingdom 5.5%
Bank of England Euro Note, 144A, 0.5%, 4/28/2023		620,000	613,771
Barclays PLC, 3.33%, 11/24/2042		200,000	151,166
HSBC Holdings PLC, 7.39%, 11/3/2028		200,000	218,022
Lloyds Banking Group PLC, 4.716%, 8/11/2026		200,000	197,192
LSEGA Financing PLC, 144A, 2.0%, 4/6/2028		300,000	262,482
United Kingdom Gilt:
REG S, 0.375%, 10/22/2030	GBP	500,000	495,100
REG S, 0.625%, 10/22/2050	GBP	430,000	249,868
REG S, 0.875%, 10/22/2029	GBP	660,000	698,138
(Cost $3,501,812)			2,885,739
United States 48.2%
AbbVie, Inc.:
4.25%, 11/21/2049		56,000	50,129
4.75%, 3/15/2045		34,000	32,666
Advanced Micro Devices, Inc., 4.393%, 6/1/2052		40,000	37,181
American Express Co., 4.42%, 8/3/2033		150,000	145,610
Amgen, Inc.:
2.8%, 8/15/2041		24,000	17,677
3.0%, 2/22/2029		30,000	27,549
3.0%, 1/15/2052		50,000	34,533
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046		101,000	98,584
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/2040		63,000	58,339
Apple, Inc.:
2.375%, 2/8/2041		186,000	138,783
2.7%, 8/5/2051		71,000	50,481
3.35%, 8/8/2032		220,000	205,570
AT&T, Inc.:
2.55%, 12/1/2033		17,000	13,746
3.65%, 6/1/2051		50,000	38,467
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 5.889% (d), 6/15/2035		500,000	481,188
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 5.81% (d), 9/15/2034		333,000	328,869
Bank of America Corp.:
2.972%, 7/21/2052		50,000	35,255
3.824%, 1/20/2028		69,000	66,426
3-month USD-LIBOR + 0.77%, 5.302% (d), 2/5/2026		101,000	100,796
Bank of New York Mellon Corp.:
3.7%, Perpetual (c)		113,000	104,451
3.75%, Perpetual (c)		217,000	188,530
4.596%, 7/26/2030		100,000	99,479
Boston Properties LP, (REIT), 6.75%, 12/1/2027		180,000	190,581
Bristol-Myers Squibb Co.:
2.55%, 11/13/2050		45,000	30,652
3.7%, 3/15/2052		80,000	67,642
Capital One Financial Corp.:
2.359%, 7/29/2032		130,000	98,578
5.817%, 2/1/2034 (e)		100,000	100,774

Centene Corp.:
2.45%, 7/15/2028	80,000	69,300
2.625%, 8/1/2031	180,000	147,412
Cigna Corp.:
2.375%, 3/15/2031	18,000	15,263
3.4%, 3/15/2051	41,000	31,184
Clean Harbors, Inc., 144A, 6.375%, 2/1/2031	130,000	132,431
Commonwealth Edison Co., 4.9%, 2/1/2033	256,000	263,808
Crown Castle, Inc., (REIT), 3.8%, 2/15/2028	102,000	97,336
CSX Corp., 4.1%, 11/15/2032	224,000	217,561
CVS Health Corp.:
1.75%, 8/21/2030	80,000	64,768
2.7%, 8/21/2040	15,000	10,827
5.05%, 3/25/2048	35,000	33,275
Dell International LLC, 4.9%, 10/1/2026	131,000	130,265
Discovery Communications LLC, 4.0%, 9/15/2055	10,000	6,878
Dow Chemical Co., 6.9%, 5/15/2053	65,000	77,044
Elevance Health, Inc.:
3.65%, 12/1/2027	314,000	302,847
5.125%, 2/15/2053 (e)	50,000	50,203
6.1%, 10/15/2052	40,000	45,528
Equinix, Inc., (REIT), 3.9%, 4/15/2032	384,000	353,085
ERP Operating LP, (REIT), 1.85%, 8/1/2031	95,000	76,995
Fannie Mae-Aces, “A1”, Series 2021-M1S, 0.833%, 12/25/2030	282,114	248,384
FedEx Corp., 2.4%, 5/15/2031	60,000	50,676
Ford Motor Co., 3.25%, 2/12/2032	260,000	206,353
Ford Motor Credit Co. LLC, 2.7%, 8/10/2026	200,000	178,500
General Motors Co., 5.4%, 10/15/2029	473,000	469,899
General Motors Financial Co., Inc., 4.3%, 4/6/2029	450,000	420,748
HCA, Inc.:
4.125%, 6/15/2029	61,000	57,982
5.25%, 6/15/2049	38,000	34,719
Hewlett Packard Enterprise Co., 4.9%, 10/15/2025	50,000	49,954
Home Depot, Inc.:
3.25%, 4/15/2032	140,000	128,781
3.625%, 4/15/2052	100,000	83,399
HP, Inc., 5.5%, 1/15/2033	325,000	319,124
Humana, Inc., 5.875%, 3/1/2033	50,000	53,509
Intel Corp., 3.2%, 8/12/2061	10,000	6,765
JPMorgan Chase & Co.:
2.739%, 10/15/2030	41,000	35,835
3.328%, 4/22/2052	35,000	26,555
3.782%, 2/1/2028	194,000	186,474
SOFR + 1.18%, 5.38% (d), 2/24/2028	267,000	264,304
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2021-2NU, 144A, 1.974%, 1/5/2040	220,000	181,125
Lowe's Companies, Inc.:
2.8%, 9/15/2041	50,000	36,265
3.0%, 10/15/2050	51,000	35,022
5.625%, 4/15/2053	95,000	98,046
Micron Technology, Inc., 6.75%, 11/1/2029	265,000	282,648
Microsoft Corp.:
2.525%, 6/1/2050	45,000	32,068
2.921%, 3/17/2052	64,000	48,935
Moody's Corp., 4.25%, 8/8/2032	120,000	116,486

Morgan Stanley:
2.484%, 9/16/2036	145,000	112,399
2.943%, 1/21/2033	79,000	67,468
3.217%, 4/22/2042	10,000	7,988
5.948%, 1/19/2038	130,000	132,850
Mosaic Solar Loan Trust, “C”, Series 2022-3A, 144A, 8.56%, 6/20/2053	297,000	297,894
MSCI, Inc.:
144A, 3.25%, 8/15/2033	60,000	49,200
144A, 3.625%, 9/1/2030	100,000	87,042
Newell Brands, Inc., 6.375%, 9/15/2027	100,000	100,519
NVIDIA Corp., 2.0%, 6/15/2031	180,000	150,643
ONEOK, Inc., 6.1%, 11/15/2032	50,000	52,576
Oracle Corp.:
3.65%, 3/25/2041	79,000	62,526
6.9%, 11/9/2052	135,000	156,160
Pepsico, Inc., 3.9%, 7/18/2032	345,000	337,075
PNC Financial Services Group, Inc.:
3.4%, Perpetual (c)	220,000	187,550
5.068%, 1/24/2034	90,000	90,783
Prologis LP, (REIT), 4.625%, 1/15/2033	250,000	252,041
QUALCOMM, Inc., 6.0%, 5/20/2053	130,000	149,118
Salesforce, Inc., 2.9%, 7/15/2051	135,000	96,432
Sealed Air Corp., 144A, 6.125%, 2/1/2028	20,000	20,178
Starbucks Corp., 4.45%, 8/15/2049	50,000	45,694
State Street Corp.:
4.164%, 8/4/2033	170,000	162,046
4.821%, 1/26/2034	40,000	40,203
Sumit Mortgage Trust, “D”, Series 22-BVUE, 144A, 2.892% (d), 2/12/2041	250,000	179,794
Synchrony Bank, 5.625%, 8/23/2027	250,000	248,961
The Charles Schwab Corp., Series I, 4.0%, Perpetual (c)	165,000	152,031
The Goldman Sachs Group, Inc.:
0.855%, 2/12/2026	150,000	137,468
1.431%, 3/9/2027	70,000	62,722
1.992%, 1/27/2032	103,000	82,442
2.908%, 7/21/2042	48,000	35,867
3.8%, Perpetual (c)	175,000	153,208
4.387%, 6/15/2027	550,000	539,117
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	80,000	83,927
T-Mobile U.S.A., Inc.:
3.0%, 2/15/2041	49,000	36,540
3.3%, 2/15/2051	38,000	27,358
5.65%, 1/15/2053	200,000	208,644
Truist Financial Corp., 5.122%, 1/26/2034	100,000	101,340
TSMC Arizona Corp.:
4.25%, 4/22/2032	260,000	258,361
4.5%, 4/22/2052	240,000	239,546
U.S. Bancorp:
4.839%, 2/1/2034 (e)	150,000	149,112
4.967%, 7/22/2033	200,000	199,167
5.85%, 10/21/2033	70,000	75,166
U.S. Treasury Bills, 1.998% (f), 4/20/2023 (g)	500,000	495,086
U.S. Treasury Bonds:
1.875%, 11/15/2051	411,100	282,182
2.0%, 11/15/2041	3,225,500	2,451,128
U.S. Treasury Inflation Indexed Note, 0.125%, 10/15/2026	359,541	341,842

U.S. Treasury Notes:
1.5%, 2/29/2024	1,307,200	1,263,082
2.75%, 5/31/2029	814,500	775,875
4.0%, 12/15/2025	3,629,900	3,640,960
Union Pacific Corp., 4.95%, 9/9/2052	184,000	188,281
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	150,000	152,250
UnitedHealth Group, Inc.:
2.9%, 5/15/2050	20,000	14,620
3.25%, 5/15/2051	50,000	39,120
Verizon Communications, Inc.:
2.85%, 9/3/2041	63,000	46,649
3.875%, 3/1/2052	83,000	68,119
Walt Disney Co., 2.65%, 1/13/2031	60,000	52,954
Warnermedia Holdings, Inc.:
144A, 5.05%, 3/15/2042	70,000	59,768
144A, 5.141%, 3/15/2052	125,000	103,820
WEA Finance LLC, (REIT), 144A, 3.75%, 9/17/2024	325,000	309,957
Welltower, Inc., (REIT), 3.85%, 6/15/2032	460,000	412,416
Wisconsin Power & Light Co., 3.95%, 9/1/2032	425,000	405,142
(Cost $27,040,638)		25,353,509
Total Bonds (Cost $57,331,473)		51,219,516

	Shares	Value ($)

Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (h) (i) (Cost $175,740)	175,740	175,740

Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 4.26% (h) (Cost $1,234,572)	1,234,572	1,234,572

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $58,741,785)	100.0	52,629,828
Other Assets and Liabilities, Net	(0.0)	(21,809)
Net Assets	100.0	52,608,019
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (h) (i)
333,835	—	158,095 (j)	—	—	264	—	175,740	175,740
Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 4.26% (h)
396,063	7,734,449	6,895,940	—	—	8,570	—	1,234,572	1,234,572
729,898	7,734,449	7,054,035	—	—	8,834	—	1,410,312	1,410,312

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2023 amounted to $170,831, which is 0.3% of net assets.

(c)	Perpetual, callable security with no stated maturity date.
(d)
Variable or floating rate security. These securities are shown at their current rate as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	When-issued security.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At January 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022 , and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity.
At January 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	CAD	3/22/2023	4	377,237	379,572	2,335
10 Year Japanese Government Bond	JPY	3/13/2023	3	3,419,827	3,377,866	(41,961)
Ultra Long U.S. Treasury Bond	USD	3/22/2023	15	2,042,341	2,126,250	83,909
Total net unrealized appreciation						44,283

At January 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/22/2023	56	6,325,669	6,412,875	(87,206)
2 Year U.S. Treasury Note	USD	3/31/2023	28	5,730,372	5,758,156	(27,784)
5 Year U.S. Treasury Note	USD	3/31/2023	17	1,833,507	1,857,117	(23,610)
Ultra 10 Year U.S. Treasury Note	USD	3/22/2023	3	357,625	363,609	(5,984)
Total unrealized depreciation						(144,584)
At January 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,897,344	JPY	247,897,145	3/1/2023	14,671	Australia and New Zealand Banking Group Ltd.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
AUD	1,000,000	USD	644,529	2/3/2023	(61,412)	State Street Bank and Trust
EUR	11,441,468	USD	11,418,923	2/3/2023	(1,022,374)	State Street Bank and Trust
GBP	2,500,000	USD	2,878,732	2/10/2023	(204,041)	State Street Bank and Trust
JPY	275,000,000	USD	2,011,290	3/1/2023	(109,767)	Bank of America
CAD	3,300,000	USD	2,466,758	4/20/2023	(15,044)	State Street Bank and Trust
Total unrealized depreciation					(1,412,638)
Currency Abbreviation(s)

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$51,219,516	$—	$51,219,516
Short-Term Investments (a)	1,410,312	—	—	1,410,312
Derivatives (b)
Futures Contracts	86,244	—	—	86,244
Forward Foreign Currency Contracts	—	14,671	—	14,671
Total	$1,496,556	$51,234,187	$—	$52,730,743

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(186,545)	$—	$—	$(186,545)
Forward Foreign Currency Contracts	—	(1,412,638)	—	(1,412,638)
Total	$(186,545)	$(1,412,638)	$—	$(1,599,183)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$ —	$ (100,301)
Foreign Exchange Contracts	$ (1,397,967)	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEGBF-PH1
R-080548-2 (1/25)